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            [KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP LETTERHEAD]

September 26, 2005

Vincent J. Di Stefano, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20949

Re:   Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

      File Nos. 333-123961 and 811-21745

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 2"). In connection with this Pre-Effective Amendment No. 2, the Fund is registering 110,000,000 shares of beneficial interest, par value $.01 per share ("Shares"), under the Securities Act of 1933, as amended, pursuant to a registration statement on Form N-2 (File No. 333-123961), as amended ("Registration Statement"), in the amounts set forth under "Amount Being Registered" on the facing page of the Registration Statement.

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on May 10, 2005. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed with the Commission on August 24, 2005 ("Pre-Effective Amendment No. 1"). The remaining responses are addressed in this Pre-Effective Amendment No. 2. In connection with this Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 10:00 a.m. on Tuesday, September 27, 2005.

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PROSPECTUS

COVER

COMMENT 1: Please confirm that Eaton Vance will not recoup from the Fund any offering or organization cost reimbursements it makes to the Fund. Please include the reimbursement agreement as an exhibit to the registration statement.

RESPONSE: Eaton Vance confirms that it will not recoup offering and organization cost reimbursements from the Fund. The organizational and expense reimbursement agreement will be filed as Exhibit (k)(6) to Pre-Effective Amendment No. 2.

COMMENT 2: Please indicate that the Fund will obtain current income primarily from short-term gains, some of which will not receive qualified dividend status. Also, please make more prominent the disclosure that the Fund will seek to generate current earnings from option premiums and, to a lesser extent, from dividends to stocks held.

RESPONSE: The Funds notes that this comment and the following responses are substantially identical to a comment received and responses made in connection with the recent offering of Eaton Vance Tax-Managed Buy-Write Opportunities Fund. In response to the second part of the staff's comment, in Pre-Effective Amendment No. 1 this sentence appears in bold face and has been moved to appear as the first sentence of a new second paragraph under the cover page heading "Portfolio contents." In response to the first part of the staff's comment, the following disclosures were added in Pre-Effective Amendment No. 1 as the remainder of this new second paragraph under such heading. In this regard, the Fund notes supplementally that it does not believe that a substantial portion of its current earnings is likely to be taxable to shareholders at rates applicable to ordinary income because of the tax treatment of the options contracts the Fund will generally write, the focus on receiving dividend income that is qualified dividend income and the application of the various tax-management techniques described in the prospectus.

            "THE FUND SEEKS TO GENERATE CURRENT EARNINGS FROM OPTIONS PREMIUMS AND, TO A LESSER EXTENT, FROM DIVIDENDS ON STOCKS HELD. THE FUND INTENDS TO EMPLOY A VARIETY OF TAX-MANAGEMENT TECHNIQUES AND STRATEGIES AS DESCRIBED HEREIN, SEEKING IN PART TO MINIMIZE THE FUND'S ORDINARY INCOME AND ITS NET REALIZED SHORT-TERM CAPITAL GAINS IN EXCESS OF NET REALIZED LONG-TERM CAPITAL LOSSES. TO THE EXTENT THAT THE FUND'S ORDINARY INCOME AND NET REALIZED SHORT-TERM GAINS OVER NET REALIZED LONG-TERM LOSSES EXCEED FUND EXPENSES, DIVIDENDS WITH RESPECT TO SUCH AMOUNTS WHEN PAID TO COMMON SHAREHOLDERS WILL BE TAXABLE AS ORDINARY INCOME."

COMMENT 3: Please confirm that the disclosure of the Fund's lack of trading history and attendant risks, and all remaining disclosure required by Item 1.1.i. of Form N-2 will appear on the outside front cover page and will be prominent. See Item 1.1.i of Form N-2.

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RESPONSE: The Fund confirms that the subject disclosure appears in a prominent place on the outside cover page in Pre-Effective Amendment No. 1 and will remain in such place in Pre-Effective Amendment No. 2.

COMMENT 4: Please delete the disclosure to the effect that the prospectus is accurate only as of its effective date, or, as an alternative, disclose that the Fund will notify investors promptly of any material changes.

RESPONSE: In Pre-Effective Amendment No. 1, the Fund deleted this disclosure as requested. In Pre-Effective Amendment No. 1, the Fund replaced that sentence with the sentence set forth below.

            "THE FUND WILL NOTIFY SHAREHOLDERS PROMPTLY OF ANY MATERIAL CHANGE TO THIS PROSPECTUS DURING THE PERIOD THE FUND IS REQUIRED TO DELIVER THE PROSPECTUS."

SUMMARY

Investment Objectives and Strategies

COMMENT 5: The disclosure indicates the Fund will invest at least 35% of assets in foreign securities. The staff takes the position that a "Global" fund must invest in a manner consistent with that term by investing substantially, i.e., at least 50% of assets, in a number of foreign countries around the globe. Please revise the disclosure accordingly.

COMMENT 5A: Supplemental comment received via telephone on August 12, 2005 by Frederick Marius of Eaton Vance from Richard Pfordte of the Division of Investment Management: Please include disclosure that explains the Adviser's current intention to make substantial investments in U.S. issues.

RESPONSE: Following telephonic discussions with the Staff, the Fund has eliminated the 35% non-U.S. policy and included a statement that the Fund will under normal market circumstances invest a substantial portion of its total asset in non-U.S. issuers. The Fund has also added a statement regarding the current intention to invest significantly in U.S. issuers as requested by the Staff. The revised disclosures are highlighted in italics below and appear on the inside front cover, under "Prospectus Summary -- Investment Objective and Strategies" and under "Investment objectives and policies -- Primary Investment Policies -- General composition of the Fund":

            "UNDER NORMAL MARKET CONDITIONS, THE FUND'S INVESTMENT PROGRAM WILL CONSIST PRIMARILY OF (1) OWNING A DIVERSIFIED PORTFOLIO OF COMMON STOCKS, A SEGMENT OF WHICH ("THE U.S. SEGMENT") HOLDS STOCKS OF U.S. ISSUERS AND A SEGMENT OF WHICH (THE "INTERNATIONAL SEGMENT") HOLDS STOCKS OF NON-U.S. ISSUERS, AND (2) SELLING ON A CONTINUOUS BASIS CALL OPTIONS ON BROAD-BASED DOMESTIC STOCK INDICES ON AT LEAST 80% OF THE VALUE OF THE

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            U.S. SEGMENT AND CALL OPTIONS ON BROAD-BASED FOREIGN COUNTRY AND/OR
            REGIONAL STOCK INDICES ON AT LEAST 80% OF THE VALUE OF THE INTERNATIONAL SEGMENT.

            UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF DOMESTIC AND FOREIGN ISSUERS. INITIALLY, THE U.S. SEGMENT IS EXPECTED TO REPRESENT APPROXIMATELY 50% TO 60% OF THE VALUE OF THE FUND'S STOCK PORTFOLIO AND THE INTERNATIONAL SEGMENT IS EXPECTED TO REPRESENT APPROXIMATELY 40% TO 50% OF THE FUND'S STOCK PORTFOLIO. THE FUND INITIALLY IS INVESTING A SUBSTANTIAL PORTION OF ITS ASSETS IN U.S. ISSUERS BECAUSE THE ADVISER BELIEVES THAT SUCH ISSUERS CURRENTLY PROVIDE FAVORABLE INVESTMENT OPPORTUNITIES. THESE PERCENTAGES MAY VARY SIGNIFICANTLY OVER TIME DEPENDING UPON THE ADVISER'S EVALUATION OF MARKET CIRCUMSTANCES AND OTHER FACTORS. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST A SUBSTANTIAL PORTION OF ITS TOTAL ASSETS IN THE SECURITIES OF NON-U.S. ISSUERS, INCLUDING AMERICAN DEPOSITARY RECEIPTS ("ADRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") AND EUROPEAN DEPOSITARY RECEIPTS ("EDRS"). THE FUND MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN SECURITIES IN EMERGING MARKETS ISSUERS."

COMMENT 6: Please summarize the criteria the Adviser and Sub-Adviser will use to select stocks for the Fund's portfolio.

RESPONSE: In response to the staff's comment, the Fund notes that the following statement was included in the initial Registration Statement at the end of the fourth paragraph under the heading "Investment Selection Strategies" in the summary and in the body of the prospectus under "Investment Objectives and Policies -- Investment Strategy". The Fund believes that this statement adequately addresses the staff's comment and that additional disclosure is not necessary. The Fund further notes that a substantially identical comment was made by the staff with respect to the recent offerings of Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Buy-Write Opportunities Fund. In those cases, the Eaton Vance Tax-Managed Buy-Write Income Fund and the Eaton Vance Tax-Managed Buy-Write Opportunities Fund directed the staff's attention to disclosure concerning the investment process that is substantially similar to that in the prospectus and noted below.

            PARAMETRIC WILL CONSIDER A VARIETY OF FACTORS IN CONSTRUCTING AND MAINTAINING THE FUND'S STOCK PORTFOLIO, INCLUDING, BUT NOT LIMITED TO, STOCK PERFORMANCE RATINGS AS DETERMINED BY THE ADVISER, STOCK DIVIDEND YIELDS, OVERLAP BETWEEN THE FUND'S STOCK HOLDINGS AND THE INDICES ON WHICH IT HAS OUTSTANDING OPTIONS POSITIONS, PROJECTED TRACKING OF THE U.S. SEGMENT AND THE INTERNATIONAL SEGMENT VERSUS THEIR RESPECTIVE BENCHMARKS, REALIZATION OF LOSS HARVESTING OPPORTUNITIES AND OTHER TAX MANAGEMENT CONSIDERATIONS. THE ADVISER'S EVALUATION OF THE

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            FUTURE PERFORMANCE POTENTIAL OF INDIVIDUAL STOCKS WILL BE ONE AMONG
            SEVERAL CONSIDERATIONS IN PORTFOLIO CONSTRUCTION AND WILL NOT, ON A STANDALONE BASIS, BE DETERMINATIVE OF PORTFOLIO CONSTRUCTION. THE ADVISER'S STOCK RATINGS WILL BE BASED PRIMARILY ON FUNDAMENTAL RESEARCH.

COMMENT 7: Does the Fund have an opinion of tax counsel? If so, please file as an exhibit to the registration statement.

RESPONSE: The Fund notes that an identical comment was made by the staff with respect to the recent offering of the Eaton Vance Tax-Managed Buy-Write Opportunities Fund ("ETV") and the Fund's response is identical to the response given for ETV. In connection with the recent offering of Eaton Vance Tax-Managed Buy-Write Income Fund, Eaton Vance received an opinion of special tax counsel with respect to substantially identical issues presented by the Fund relating to the characterization of index call options as Section 1256 contracts under the Internal Revenue Code. Such counsel has subsequently advised Eaton Vance that it is not aware of any intervening changes in the laws or regulations relating to these issues. The Fund notes that the tax counsel who prepared such opinion has not authorized the dissemination to other parties or the public filing of such opinion. In view of the absence of changes in applicable laws and regulations and in order to avoid unnecessary expense, the Fund does not intend to obtain an additional tax opinion with respect to the offering of the Fund.

COMMENT 8: Disclosure in this section indicates the Fund will hold portfolios of stocks "similar to" the indexes on which the Fund will write call options. Please explain supplementally whether the "similarity" will have the effect of making these positions straddles?

RESPONSE: To avoid being subject to the "straddle rules" under federal income tax law, the Fund intends to limit the overlap between it stock holdings (and any subset thereof) and each Index to less than 70% on an on-going basis. Statements to this effect are contained in the following sections of the prospectus: Summary -- fourth and seventh paragraphs under "Investment Selection Strategies;" Summary -- in sub-section titled "Risks of selling index call options;" Body -- under the heading "Investment Objectives and Policies" the fourth paragraph under sub-heading "Investment strategy;" Body -- under the heading "Investment Objectives and Policies" the second paragraph under sub-heading "Tax-managed investing;" and in the Body -- under the heading "Risks" the first paragraph under the sub-heading "Risk of Selling Index Call Options." The Fund notes that an identical comment was made by the staff with respect to the recent offering of the Eaton Vance Tax-Managed Buy-Write Opportunities Fund ("ETV") and the Fund's response is identical to the response given for ETV.

COMMENT 9: Please disclose the range of capitalizations for the S&P MidCap 400 Index.

RESPONSE: The Fund points the staff attention to the last sentence in the third paragraph under the heading "Investment Objectives and Strategies" which reads as follows: "AS OF JUNE 30, 2005, THE MEDIAN MARKET CAPITALIZATION OF COMPANIES IN THE S&P MIDCAP 400 WAS APPROXIMATELY $2.36 BILLION."

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COMMENT 10: Will the Fund have a portfolio turnover rate in excess of 100%? If so, please disclose in the Summary that the Fund expects to maintain a high turnover rate and summarize the attendant risks.

RESPONSE: The Fund notes that the staff made a substantially identical comment in connection with the recent offering of Eaton Vance Tax-Managed Buy-Write Income Fund. As in that case, the Fund directs the staff's attention to the following disclosure found in the Body -- under the heading "Portfolio turnover" in the section "Additional Investment Practices" in the initial Registration Statement and in the fifth paragraph under the heading "Investment Objectives, Policies and Risks - Primary Investment Policies - General composition of the Fund."

            "THE FUND EXPECTS TO MAINTAIN HIGH TURNOVER IN INDEX CALL OPTIONS, BASED ON THE ADVISER'S INTENT TO SELL INDEX CALL OPTIONS ON AT LEAST 80% OF THE VALUE OF ITS TOTAL ASSETS AND THE FUND'S INITIAL EXPECTATION TO ROLL FORWARD ITS OPTIONS POSITIONS APPROXIMATELY EVERY ONE TO THREE MONTHS. FOR ITS STOCK HOLDINGS, THE FUND'S ANNUAL PORTFOLIO TURNOVER RATE IS EXPECTED TO EXCEED THAT OF THE INDICES ON WHICH THE FUND WRITES CALL OPTIONS DUE TO TURNOVER IN CONNECTION WITH THE FUND'S TAX LOSS HARVESTING, GAIN MATCHING, DIVIDEND CAPTURE AND OTHER STRATEGIES. ON AN OVERALL BASIS, THE FUND'S ANNUAL TURNOVER RATE MAY EXCEED 100%. A HIGH TURNOVER RATE (100% OR MORE) NECESSARILY INVOLVES GREATER TRADING COSTS TO THE FUND."

INVESTMENT OBJECTIVES, POLICIES AND RISKS

COMMENT 11: Please confirm that the Fund has no intention to use leverage within the first 12 months after this registration statement becomes effective.

RESPONSE: Supplementally, the Fund confirms that it has no intention to use leverage during the 12 month period after its registration statement becomes effective. The Fund notes in this regard that the prospectus states in several places that the Fund has no current intention of using leverage.

TEMPORARY INVESTMENTS

COMMENT 12: Please clarify that, under unusual market circumstances, the Fund may invest temporarily in cash or cash equivalents, which may not be in furtherance of the Fund's investment objective.

RESPONSE: The Fund notes that an identical comment was made by the staff with respect to the recent offering of the Eaton Vance Tax-Managed Buy-Write Income Fund and the Fund's response is identical to the response given for Eaton Vance Tax-Managed Buy-Write Income Fund. The Fund directs the staff's attention to the disclosure in the initial Registration Statement found as a final sentence to the paragraph under the caption "Temporary Investments:"

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            "THE FUND'S INVESTMENT IN SUCH TEMPORARY INVESTMENTS UNDER UNUSUAL
            MARKET CIRCUMSTANCES MAY NOT BE IN FURTHERANCE OF THE FUND'S INVESTMENT OBJECTIVES."

ILLIQUID SECURITIES

COMMENT 13: Please disclose the likely percentage range of the Fund's investments in illiquid securities.

RESPONSE: The Fund notes that the staff made a substantially identical comment in connection with the recent offering of Eaton Vance Tax-Managed Buy-Write Income Fund. As in that case, the Fund directs the staff's attention to the following sentence under the caption "Illiquid securities," the first sentences reads as follows: "THE FUND MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN SECURITIES FOR WHICH THERE IS NO READILY AVAILABLE TRADING MARKET OR ARE OTHERWISE ILLIQUID." As in the case of Tax-Managed Buy-Write Income Fund, the Fund believes that this statement adequately addresses the staff's comment. The Fund does not believe it is in a position to accurately predict what more precise amount may be invested in illiquid securities at any particular point in time and is not aware of any requirement under Form N-2 or applicable staff guidance to provide such a precise estimate in addition to a maximum limit on such investments.

UNDERWRITING

COMMENT 14: The disclosure indicates the Fund has agreed not to offer, sell or register any additional equity securities, other than common shares, for 180 days after the date of the underwriting agreement without the prior written consent of the Representatives. Please advise us supplementally whether the Fund's Board considered this to be in the shareholders' best interest, and, if so, why.

RESPONSE: The Fund notes that the staff has made substantially identical comments in connection with other recent offerings of Eaton Vance closed-end funds. As in those cases, the Fund's Board considered this term of the underwriting arrangements in the context of its approval of the entire underwriting agreement. It determined that the overall arrangement was acceptable and in the best interest of the Fund. Although the Board did not make a specific finding that the particular term noted was in shareholder's best interest, we note, however, that such provisions are present in nearly all underwriting agreements for closed-end funds. The purpose of such a provision is to protect the interests of shareholders purchasing shares in the initial offering and during the early period of the development of the secondary market for such shares. In particular, this provides some assurance to shareholders purchasing in the initial offering based upon the prospectus that a sufficient period of time will be permitted for a market to develop and mature before the Fund takes an action that potentially could dilute the value of outstanding shares and/or potentially otherwise disrupt the optimal development and functioning of the market for such shares.

COMMENT 15: Did the Fund's Board consider the fee arrangement between the Adviser and qualifying underwriters when approving the Advisory Agreement? Please indicate what services

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are provided pursuant to the fee agreement. Clarify whether the services are for distribution and therefore subject to the NASD sales load cap. Please file the agreement as an exhibit to the registration statement.

      RESPONSE: The Fund notes that this comment is substantially identical that made in connection with the recent offerings of Eaton Vance Tax-Managed Buy-Write Opportunities Fund, Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Enhanced Equity Income Fund. As in those cases, the Fund confirms that its Board did consider the fee arrangement between Eaton Vance Management, as the adviser, and the qualifying underwriters in approving the Advisory Agreement.

      As described Pre-Effective Amendment No. 1 in detail in the final two paragraphs of the "Underwriting" section of the prospectus the Additional Compensation Agreement provides that underwriters that meet certain sales targets will receive additional payments from Eaton Vance for achieving these targets. Eaton Vance will also pay to Citigroup Global Markets a structuring fee in the form of a one-time payment. These arrangements are distribution related. Qualifying underwriters do not provide any non-distribution related services under the terms of the Additional Compensation Agreement. This disclosure when finalized will contain statements of the total percentages and limits on such compensation. It is not possible to fully calculate and include this information in advance of pricing since the number and names of qualifying underwriters will not be known until that time. The Fund confirms, consistent with the above cited disclosures, that the compensation provided pursuant to the Additional Compensation Agreement, Structuring Fee Agreement (and the Shareholder Services Agreement) are subject to the NASD's sales load cap and in that respect will not exceed such cap imposed.

      The Additional Compensation Agreement will be filed as Exhibit (k)(5) in Pre-Effective Amendment No. 2 and the Structuring Fee Agreement is filed as Exhibit (K)(7).

COMMENT 16: Please advise whether the NASD has reviewed and approved the terms of the underwriting agreement.

RESPONSE: The Fund confirms that the NASD is reviewing the terms of the underwriting agreement and the Fund expects the NASD to provide final approval of such agreement prior to effectiveness of the Registration Statement.

COMMENT 17: Please insert a heading "Additional Compensation to Underwriters" before the paragraph describing the additional compensation agreement between Eaton Vance and certain qualifying underwriters. Also, please clarify that the additional compensation payable to the underwriters, together with all other compensation payable to the underwriters, will not exceed the designated percentage of the aggregate initial offering price of the Common shares offered. Finally, please include the additional compensation in the table on the front cover of the prospectus.

RESPONSE: The Fund notes that this comment is substantially identical that made in connection with the recent offering of Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Buy-Write Opportunities Fund, and the Fund is responding in a substantially identical manner as in that offering. As in that case, the requested heading was

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inserted at the beginning of this paragraph in Pre-Effective Amendment No. 1 for the Fund. In regard to the second portion of the staff's comment, the Fund directs the staff's attention to the last three sentences of that first paragraph, the Fund believes these sentences fully respond to the staff's comment. In response to the final portion of the staff's comment, the Fund notes that such compensation is not payable by the Fund or its common shareholders. Rather it is paid entirely by Eaton Vance. Accordingly, the Fund does not believe that it should or can properly be reflected in a table designed to show offering expenses borne by common shareholders and the net proceeds to the Fund. The Fund notes that its responses to this portion of the staff's comment are identical to those made in response to the same comment received by the staff in connection with the very recent offerings of Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Buy-Write Opportunities Fund.

STATEMENT OF ADDITIONAL INFORMATION

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

COMMENT 18: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the Board of Directors approving the investment advisory contract. Please include this information in the disclosure. See Instruction to Item 18.13 of Form N-2.

RESPONSE: The disclosure in Pre-Effective Amendment No. 1 is substantially identical to the disclosure regarding this issue in the recent offerings of Eaton Vance Tax-Managed Buy-Write Income Fund, Eaton Vance Enhanced Equity Income Fund II, Eaton Vance Enhanced Equity Income Fund, Eaton Vance Tax-Advantaged Global Dividend Income Fund, Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund, Eaton Vance Floating-Rate Income Trust, Eaton Vance Tax-Managed Buy-Write Income Fund and Eaton Vance Tax-Managed Buy-Write Opportunities Fund. This disclosure was significantly expanded in response to an identical staff comment for Eaton Vance Senior Floating-Rate Trust, another recent offering. The staff there indicated that it was satisfied with the revised disclosure. Accordingly, the Fund believes that this disclosure fully addresses the staff's comment and disagrees that Item 18.13 of Form N-2 requires additional disclosure. The Fund notes that certain additional disclosures were made upon request of the staff in connection with the recent offering of Eaton Vance Short-Duration Diversified Income Fund. However, the Fund maintains that such disclosures were uniquely appropriate in that case because of the highly unusual nature of the calculation of the management fee paid by that fund.

CLOSING

COMMENT 19: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments. Please note that comments we give in one section apply to other sections in the filing that contain the same or similar disclosure.

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RESPONSE: The Fund understands this comment. All responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

COMMENT 20: Please advise us if you have submitted or expect to submit an exemptive application or non-action request in connection with your registration statement.

RESPONSE: In September of 2003, Eaton Vance Qualified Dividend Income Fund filed an application for an exemptive order that would permit it and other thereinafter created Eaton Vance closed-end funds to include long-term capital gains in distributions to shareholders more frequently than otherwise permitted by Section 19(b) of the Investment Company Act of 1940 and the rules thereunder. The Fund may rely on such exemptive relief if granted and it is expected that the exemptive application will soon be amended to add the Fund and other subsequently created Eaton Vance closed-end funds as parties. The Fund will not engage in such a distribution policy prior to obtaining the requisite exemptive relief and such relief is not necessary for the Fund to conduct its operations as contemplated by the Registration Statement.

COMMENT 21: Please inform the staff of the information the Fund purposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

RESPONSE: The Fund has only omitted certain pricing information from Pre-Effective Amendment No. 2. This includes the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information has been omitted, as it was not known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

DECLARATION OF EFFECTIVENESS

      In connection with the Fund's and the underwriter's request for acceleration of effectiveness of the Registration Statement included in this Pre-Effective Amendment No. 2, the Fund will acknowledge in such request that:

1. Should the Commission or the staff acting pursuant to delegated authority declare the registration statement effective, such action does not foreclose any action by the Commission with respect to the filing;

2. The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. The Fund will not assert the staff's acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

      Furthermore, the Fund is aware that the Division of Enforcement has access to all information provided to the staff of the Division of Investment Management in connection with its review of and the Fund's comments on this and other filings made with respect to the Registration Statement.

      SEED AUDIT FINANCIAL STATEMENTS

COMMENT: Please add to the footnotes a statement whether the Fund has a current intention to leverage and if leverage is used, that it will result in higher fees to common shareholders.

RESPONSE: In response to the staff's comment the Fund has added the following disclosure as a new last paragraph under footnote 1 to the seed audit financials:

            ALTHOUGH, THE FUND HAS NO CURRENT INTENTION TO DO SO, THE FUND IS AUTHORIZED AND RESERVES THE FLEXIBILITY TO USE LEVERAGE THROUGH THE ISSUANCE OF PREFERRED SHARES AND/OR BORROWINGS, INCLUDING THE ISSUANCE OF DEBT SECURITIES. THE COSTS OF ISSUING PREFERRED SHARES AND/OR A BORROWING PROGRAM WOULD BE BORNE BY COMMON SHAREHOLDERS AND CONSEQUENTLY WOULD RESULT IN A REDUCTION OF NET ASSET VALUE OF COMMON SHARES. IN ADDITION, THE FEE PAID TO EATON VANCE WILL BE CALCULATED ON THE BASIS OF THE FUND'S AVERAGE DAILY GROSS ASSETS, INCLUDING PROCEEDS FROM THE ISSUANCE OF PREFERRED SHARES AND/OR BORROWINGS, SO THE FEES WILL BE HIGHER WHEN LEVERAGE IS UTILIZED.

                                    * * * * *

      As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3246. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163.

                                                   Sincerely,

                                                   /s/Clair E. Pagnano
                                                   -----------------------------
                                                   Clair E. Pagnano

Enclosures

cc: Richard Pfordte
     Securities and Exchange Commission, Division of Investment Management Frederick S. Marius
     Eaton Vance Management
    Mark P. Goshko
     Kirkpatrick & Lockhart Nicholson Graham LLP
    Leonard Mackey
     Clifford Chance US LLP
    Allison Harlow
     Clifford Chance US LLP
    Matthew Tasto
     Clifford Chance US LLP